Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment consist of the following:

	December 31,
	2018	2017
Buildings	$1,971,057	$2,793,972
Real estate development	606,757	1,057,002
Land	502,949	881,035
Furniture and fixtures	337,048	448,432
Vineyards	200,217	308,204
Machinery and equipment	492,205	617,907
Leasehold improvements	164,375	164,375
Computer hardware and software	216,082	161,788
	4,490,690	6,432,715
Less: Accumulated depreciation and amortization	(1,518,326)	(1,899,825)
Property and equipment, net	$2,972,364	$4,532,890